Income Taxes - Loss before provision for income taxes by geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
United States	$ (102,483)	$ (75,336)	$ (15,007)
Foreign	(118,149)	(109,071)	12,851
Loss before income taxes	$ (220,632)	$ (184,407)	$ (2,156)